Fair Value Measurements - Schedule Of Fair Value Of Assets And Liabilities On Recurring Basis (Detail) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exchange traded fund products	¥ 2,013,340	¥ 331,092
Wealth management products	30,000	18,000
Foreign currency forward contracts	914	11,798
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exchange traded fund products	2,013,340	331,092
Wealth management products	0	0
Foreign currency forward contracts	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exchange traded fund products	0	0
Wealth management products	30,000	18,000
Foreign currency forward contracts	914	11,798
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exchange traded fund products	0	0
Wealth management products	0	0
Foreign currency forward contracts	¥ 0	¥ 0